CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in joint venture			80.00%
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
(Decrease) increase in other provisions	$ 108	$ 59	$ 82	$ 100